Note Payable - Additional Information (Detail) - USD ($)			12 Months Ended
	Feb. 10, 2014	Jun. 28, 2013	Dec. 31, 2014	Dec. 31, 2013	Feb. 13, 2015	Apr. 30, 2014
Debt Instrument [Line Items]
Debt, principal amount converted		$ 20,231,000	$ 6,600,000	$ 20,231,000
Conversion price of notes	$ 10.00
Warrants reclassified to additional paid-in capital	$ 2,475,620
Exercise price of warrants	$ 10.00				$ 1.56
Interest Payable current and non-current portion			88,000	516,000
Notes Payable [Member]
Debt Instrument [Line Items]
Total interest expense on debt			$ 1,768,000	1,964,000
Common Stock [Member]
Debt Instrument [Line Items]
Convertible Note converted into preferred/common stock	433,883
Exercise price of warrants						$ 4.72
2008 Convertible Note [Member]
Debt Instrument [Line Items]
Debt, principal amount converted	$ 1,400,000
Convertible Note converted into preferred/common stock	163,399
Conversion price of notes	$ 10.00
2008 Convertible Note [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Convertible Note converted into preferred/common stock	163,399
2013 Convertible Bridge Notes [Member]
Debt Instrument [Line Items]
Debt, principal amount converted	$ 5,165,000
Accrued interest on convertible debt converted	$ 313,017
Convertible Note converted into preferred/common stock	548,803
Conversion price of notes	$ 10
Warrants reclassified to additional paid-in capital	$ 1,562,968
Warrants reclassified to additional paid-in capital	258,249
Exercise price of warrants	$ 10
2013 Convertible Bridge Notes [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Convertible Note converted into preferred/common stock	547,794
Series A Convertible Preferred Stock [Member]
Debt Instrument [Line Items]
Convertible Note converted into preferred/common stock		42,245,834
Series A Convertible Preferred Stock [Member] | 2008 Convertible Note [Member]
Debt Instrument [Line Items]
Exercise price of warrants			$ 0.60
Accrued interest [Member]
Debt Instrument [Line Items]
Accrued interest on convertible debt converted	$ 233,982	$ 2,581,000		$ 2,581,000
Accrued interest [Member] | 2008 Convertible Note [Member]
Debt Instrument [Line Items]
Accrued interest on convertible debt converted	233,982
Accrued interest [Member] | 2013 Convertible Bridge Notes [Member]
Debt Instrument [Line Items]
Accrued interest on convertible debt converted	$ 313,017